Other Financial Assets and Liabilities - Summary of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 216,040	₩ 2,682
Valuation gain on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	51,187	172	₩ 78
Valuation loss on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 8,741	₩ 53	₩ 2,014